Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

	December 31,
($ in millions)	2022	2021
Trade and other receivables, gross	680	917
Allowance for credit losses	(11)	(15)
Trade and other receivables, net	670	903

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	(15)	(16)	(22)
(Provisions) recoveries, net	—	(2)	(6)
Amounts written off as uncollectible	3	2	10
Other (1)	—	—	3
Balance at end of year	(11)	(15)	(16)
 (1) Includes the effect of the adoption of ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments (“ASC 326”) in 2020.